Postretirement Health Care Benefit Plan Liabilities (Detail) (Postretirement Benefit Plan, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	$ 6,939	$ 6,159
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	$ 174,050	$ 158,154